Summary of Reconciliation of Provisions for Legal Proceedings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Provisions For Legal Proceedings
Opening Balance	$ 2,018	$ 2,199
Additions, net of reversals	396	190
Use of provision	225	261
Revaluation of existing proceedings and interest charges	161	19
Others	(5)	6
Cumulative translation adjustment	123	75
Closing Balance	$ 2,468	$ 2,228